Financial instruments - Amounts Recognized in Profit or Loss and Other Comprehensive Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Total fair value gain (loss) included in other comprehensive income (loss)	$ 95,185	$ (66,861)
Reclassified from other comprehensive income (loss) to offset foreign exchange gains or losses	(60,042)	32,234
Other comprehensive income (losses) on cash flow hedges recognized during the year	$ 35,143	$ (34,627)